Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2015
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
JOHNSON CONTROLS, INC. AND SUBSIDIARIES
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
(In millions)

Year Ended September 30,	2015	2014	2013

Accounts Receivable - Allowance for Doubtful Accounts
Balance at beginning of period	$72	$68	$78
Provision charged to costs and expenses	41	50	68
Reserve adjustments	(15)	(22)	(50)
Accounts charged off	(16)	(19)	(27)
Acquisition of businesses	1	1	1
Divestiture of businesses	—	—	(1)
Currency translation	(1)	(1)	—
Transfers to held for sale	—	(5)	(1)
Balance at end of period	$82	$72	$68

Deferred Tax Assets - Valuation Allowance
Balance at beginning of period	$1,285	$1,172	$766
Allowance provision for new operating and other loss carryforwards	23	121	165
Allowance provision (benefit) adjustments	(52)	(8)	250
Transfers to held for sale	—	—	(9)
Balance at end of period	$1,256	$1,285	$1,172